New Accounting Standards	12 Months Ended
Dec. 31, 2025
EBP 041
EBP, Accounting Policy [Line Items]
New Accounting Standards	NEW ACCOUNTING STANDARDS Accounting Standards Recently Adopted None Accounting Standards Pending Adoption None